Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TEMPLETON DEVELOPING MARKETS TRUST
SUPPLEMENT DATED MARCH 4, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
EACH DATED MAY 1, 2025
IMPORTANT NOTICE REGARDING CHANGE IN NAME AND INVESTMENT POLICY
The Fund is adopting changes to its name and 80% investment policy described below. The adoption of these changes does not reflect a change in the investment objective or investment focus of the Fund, or the principal risks of investing in the Fund. More detail about these and related changes to the Fund’s Summary Prospectus, Prospectus and SAI are described below.
1)  Effective June 1, 2026, the Fund’s name will be changed to “Templeton Emerging Markets Equity Fund.” Therefore, all references to “Templeton Developing Markets Trust” will be replaced with “Templeton Emerging Markets Equity Fund” on that date.
2)  Effective June 1, 2026, the Fund’s 80% investment policy as stated in the Fund’s Summary Prospectus, Prospectus and SAI is replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located or operating in emerging market countries.
3)  In connection with the change to the Fund’s 80% investment policy, effective June 1, 2026, all references in the Fund’s Summary Prospectus, Prospectus and SAI to “developing market countries” and “developing markets” are replaced with “emerging market countries” and “emerging markets”, respectively.

Templeton Developing Markets Trust
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TEMPLETON DEVELOPING MARKETS TRUST
SUPPLEMENT DATED MARCH 4, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (SAI)
EACH DATED MAY 1, 2025
IMPORTANT NOTICE REGARDING CHANGE IN NAME AND INVESTMENT POLICY
The Fund is adopting changes to its name and 80% investment policy described below. The adoption of these changes does not reflect a change in the investment objective or investment focus of the Fund, or the principal risks of investing in the Fund. More detail about these and related changes to the Fund’s Summary Prospectus, Prospectus and SAI are described below.
1)  Effective June 1, 2026, the Fund’s name will be changed to “Templeton Emerging Markets Equity Fund.” Therefore, all references to “Templeton Developing Markets Trust” will be replaced with “Templeton Emerging Markets Equity Fund” on that date.
2)  Effective June 1, 2026, the Fund’s 80% investment policy as stated in the Fund’s Summary Prospectus, Prospectus and SAI is replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located or operating in emerging market countries.
3)  In connection with the change to the Fund’s 80% investment policy, effective June 1, 2026, all references in the Fund’s Summary Prospectus, Prospectus and SAI to “developing market countries” and “developing markets” are replaced with “emerging market countries” and “emerging markets”, respectively.